TAXATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
TAXATION

9.	TAXATION

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The subsidiaries of the Group are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2023, 2024 and 2025 Hong Kong Profits Tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HK$ 2 million of assessable profits is 8.25% and assessable profits above HK$ 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

The taxation expense is attributable to the following tax jurisdictions:

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Hong Kong
- Charged for the year	4,332	2,085	3,203

Cayman Islands
- Charged for the year	-	-	-

	4,332	2,085	3,203

The taxation can be reconciled to the profit before tax per the statement of loss and comprehensive loss as follows:

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Profit before tax	5,206	11,296	13,289
Income tax rate	16.5%	16.5%	16.5%

Tax at the domestic income tax rate of 16.5%	859	1,864	2,192

Tax effect of income not taxable for tax purpose	(42)	-	(3,926)
Tax effect of expenses not deductible for tax purpose	3,551	247	4,505
Tax effect of two-tier profits tax rates regime	(165)	(165)	(165)
Tax effect of tax loss not recognized	35	102	498
Unrecognized temporary differences	121	113	102
Utilization of tax losses previously not recognized	(15)	(52)	-
Tax concession	(12)	(24)	(3)

Taxation for the year	4,332	2,085	3,203

The Group has not recognized deferred tax assets arising from deductible temporary differences on net decelerated tax depreciation as it is uncertain that the related tax benefits can be realized through future taxable profit.